Average Annual Total Returns - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Fidelity Conservative Income Municipal Bond Fund
	Mar. 01, 2025
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	3.36%
Since Inception	3.75%	[1]
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.57%
Since Inception	2.54%	[2]
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.57%
Since Inception	2.54%	[2]
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.18%
Since Inception	2.66%	[2]
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	3.30%
Since Inception	3.70%	[3]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	3.89%
F1872
Average Annual Return:
Past 1 year	3.10%
Since Inception	3.51%
LB319
Average Annual Return:
Past 1 year	2.71%
Since Inception	3.48%

[1]	C From May 25, 2023 .
[2]	A From May 25, 2023 .
[3]	B From May 25, 2023 .